UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3207

GENERAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/04

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FORM N-Q

Item 1.	Schedule of Investments.

GENERAL MONEY MARKET FUND, INC. STATEMENT OF INVESTMENTS August 31, 2004 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit - 52.0%	Amount ($)	Value ($)

Alliance & Leicester PLC (London)
1.13%, 12/22/2004	125,000,000	125,000,000
American Express Bank, FSB
1.51%, 9/7/2004	200,000,000	200,000,000
American Express Centurion Bank
1.51%, 9/8/2004	52,000,000	52,000,000
Barclays Bank PLC (Yankee)
1.57%, 7/11/2005	200,000,000 a	199,956,657
Barclays Bank PLC (London)
1.42%, 9/16/2004	75,000,000	75,000,156
Chase Manhattan Bank USA (Yankee)
1.51%, 11/8/2004	233,000,000 a	233,000,000
Credit Agricole Indosuez S.A. (Yankee)
1.57%, 4/26/2005	250,000,000 a	249,967,307
Credit Lyonnais (Yankee)
1.56%, 10/14/2004	60,000,000 a	59,999,113
Credit Suisse First Boston Inc. (Yankee)
1.60%, 10/12/2004	250,000,000	250,000,000
HBOS PLC (London)
1.48% - 1.61%, 9/23/2004 - 11/12/2004	275,000,000	275,000,000
HSBC Bank USA
1.55%, 4/22/2005	150,000,000	150,000,000
Landesbank Hessen-Thueringen Girozentrale (London)
1.20% - 1.26%, 10/6/2004 - 12/30/2004	325,000,000	325,017,266
Natexis Banques Populaires (Yankee)
1.43% - 1.61%, 9/16/2004 - 10/25/2004	275,000,000	275,000,000
Norddeutsche Landesbank Girozentrale (London)
1.47%, 5/6/2005	200,000,000	200,006,753
UniCredito Italiano SpA (London)
1.65%, 11/15/2004	250,000,000	250,002,593
Washington Mutual Bank
1.65%, 11/9/2004	200,000,000	200,003,819
Wilmington Trust Co.
1.66%, 11/12/2004	50,000,000	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,169,953,664)		3,169,953,664

Commercial Paper - 19.2%

Amstel Funding Corp.
1.31%, 9/14/2004 - 9/17/2004	174,217,000 b	174,125,805
BNP Paribas Finance Inc.
1.57%, 9/1/2004	200,000,000	200,000,000
Bank of America Corp.
1.59%, 11/9/2004	125,000,000	124,620,260
Bank of Ireland
1.61%, 10/25/2004	100,000,000	99,759,250
Concord Minutemen Capital Cos.
1.62%, 11/9/2004	100,000,000 b	99,691,417
General Electric Capital Corp.
1.10% - 1.49%, 9/17/2004 - 10/5/2004	275,000,000	274,744,778
UBS Finance Delaware LLC
1.57%, 9/1/2004	200,000,000	200,000,000
Total Commercial Paper
(cost $1,172,941,510)		1,172,941,510

Corporate Notes - 9.3%

Sigma Finance Inc.
1.56% - 1.58%, 1/27/2005 - 3/22/2005	262,000,000 a,b	261,988,256
Swedbank
1.44%, 10/1/2004	300,000,000 a	299,972,480
Westdeutsche Landesbank Girozentrale
1.56%, 1/14/2005	5,000,000 a	4,999,904
Total Corporate Notes
(cost $566,960,640)		566,960,640

Promissory Notes - 3.3%

Goldman Sachs Group Inc.
1.36% - 1.53%, 11/8/2004 - 12/16/2004
(cost $200,000,000)	200,000,000 c	200,000,000

Short Term Bank Notes - 2.5%

Bank of America N.A.
1.55%, 3/15/2005
(cost $150,000,000)	150,000,000 a	150,000,000

U.S. Government Agencies - 10.6%

Federal Home Loan Banks, Discount Notes
1.32% - 1.56%, 3/11/2005 - 8/4/2005	450,000,000	449,907,337
Federal Home Loan Mortgage Corp., Notes
1.49%, 12/24/2004	200,000,000	200,000,000
Total U.S. Government Agencies
(cost $200,000,000)		200,000,000

Time Deposits - 3.0%

Amsouth Bank (Grand Cayman)
1.57%, 9/1/2004	40,000,000	40,000,000
Dresdner Bank AG (Grand Cayman)
1.57%, 9/1/2004	100,000,000	100,000,000
State Street Bank & Trust Co. (Grand Cayman)
1.40%, 9/1/2004	45,000,000	45,000,000
Total Time Deposits
(cost $185,000,000)		185,000,000

Total Investments (cost $6,094,763,151)	99.9%	6,094,763,151
Cash and Receivables (Net)	0.1%	5,845,659
Net Assets	100.0%	6,100,608,810

a Variable interest rate - subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, these securities amounted to $535,805,478 or 8.8% of net assets. These securities have been determined to be liquid by the Fund's Board.
c These notes were acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public resale.
These securities were acquired from 1/21/2004 to 5/11/2004 at a cost of $200,000,000. At August 31, 2004, the aggregate value of these securities was $200,000,000, representing approximately 3.3% of net assets and are valued at amortized cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MONEY MARKET FUND, INC.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	October 14, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	October 14, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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